UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                            United Association Funds
                                 P.O. Box 8635
                             Boston, MA 02266-8635
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003






ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
                                OCTOBER 31, 2003

                          [UA S&P 500 Graphic Omitted]
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Overview ...................................  1

Statement of Net Assets .........................  4

Statement of Operations ......................... 12

Statement of Changes in Net Assets .............. 13

Financial Highlights ............................ 14

Notes to Financial Statements ................... 15

Independent Auditors' Report .................... 18

Trustees and Officers of The
   Advisors' Inner Circle Fund .................. 19

Notice to Shareholders .......................... 23

FUND OVERVIEW
.................................................................................

OCTOBER 31, 2003

--------------------------------------------------------------------------------
                                 INVESTMENT GOAL
--------------------------------------------------------------------------------
                     To approximate, before fund expenses,
                  the investment results of the S&P 500 Index
--------------------------------------------------------------------------------
                                 INCEPTION DATE
--------------------------------------------------------------------------------
                             Class I - March 1, 2000
                            Class II - March 28, 2000
--------------------------------------------------------------------------------
                                  TICKER SYMBOL
--------------------------------------------------------------------------------
                                 Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE YEAR ENDED OCTOBER 31, 2003

UNITED ASSOCIATION S&P 500 INDEX FUND

PERFORMANCE

For the 12 months ended October 31, 2003, the United Association S&P 500 Index Fund, Class I Shares returned a total of 20.52%. The Fund attempts to track the performance of the S&P 500 Index, which returned 20.80% over the same period.

FACTORS AFFECTING PERFORMANCE

Monetary and fiscal stimulus, a surge in corporate profits, and the early success of the U.S.-led Iraqi invasion propelled the large cap universe to healthy gains after three difficult years. The Federal Reserve Board actually began lowering the Federal Funds rate back in January of 2001, but the impact of the easing was delayed first by the terrorist attacks of 9/11 and then by a series of high-profile accounting scandals and uncertainty surrounding Iraq.

The Fed's aggressive moves -- ultimately sending the Fed Funds rate to a 45-year low of 1% in June -- coupled with White House-driven tax cuts finally helped spur an economic recovery in 2003. Gross domestic product jumped 4.4% during the first three quarters of the calendar year, while corporate profits beat expectations and exceeded 15% over the same period.

With the Iraqi risk premium largely removed, the market rallied in March and never looked back. Every sector in the benchmark produced positive returns during the reporting period. Technology, the primary beneficiary of a capital spending rebound, led the way with a 40% return. This sector began the period as the benchmark's third-largest by market cap and eventually passed health care to move into the second spot.

Financials, the benchmark's largest sector by weight, gained 23.4%. Banking stocks, in particular, were helped by the low rate environment and a wave of mortgage refinancings. Health care returned a modest 5.9% by comparison. Victims of sector rotation, health care stocks were also held back by a paucity of new drugs in the pipeline, the expected expiration of several key patents, and uncertainty over the outcome of prescription drug plan legislation.

OUTLOOK

The 2004 outlook for the United Association S&P 500 Index Fund looks bright, with First Call estimating a near 12% increase in operating earnings. Although growth in consumer activity appears to be slowing, the capital spending rebound should gather steam. It will also likely become more broad-based as businesses take advantage of related tax incentives that expire at the end of 2004. The Institute of Supply Management's index of manufacturing activity reached its highest level in 20 years in November 2003, with its employment-specific numbers particularly encouraging.

With inflation likely to reappear by late 2004 or early 2005, basic materials, energy, and other commodity-oriented sectors are poised to be among the benchmark's top performers.

If you have questions or concerns about the Fund, please call (888) 766-8043 or visit the website at www.uafund.com.

                                     Sincerely,



                                     /s/Donald L. Ross

                                     Donald L. Ross
                                     President and Chief Investment Officer
                                     National City Investment Management Company

......................................  1  ......................................

FUND OVERVIEW
.................................................................................
OCTOBER 31, 2003

--------------------------------------------------------------------------------
  PERFORMANCE UPDATE
--------------------------------------------------------------------------------
                                            Average Annual Total Returns
                                  ----------------------------------------------
                                  6 Month      1 Year      3 Year      Inception
                                   Return      Return      Return       to Date*
--------------------------------------------------------------------------------
UA S&P 500 Index Fund Class I      15.54%      20.52%      (8.45)%       (5.83)%
--------------------------------------------------------------------------------

                       Comparison of Change in Value of a
                $10,000 Investment in the UA S&P 500 Index Fund
                        (Class I) and the S&P 500 Index

[Graphic Omitted]
Plot points are as follows:

                      UA S&P 500
                      Index Fund,        S&P 500
                        Class I           Index
3/01/00                 $10,000          $10,000
10/00                    10,455           10,539
10/01                     7,844            7,915
10/02                     6,657            6,719
10/03                     8,023            8,116

* Commenced operations on March 1, 2000.


                                            Average Annual Total Returns
                                  ----------------------------------------------
                                  6 Month      1 Year      3 Year     Inception
                                   Return      Return      Return      to Date**
--------------------------------------------------------------------------------
UA S&P 500 Index Fund Class II     15.51%      20.65%      (8.46)%       (8.56)%
--------------------------------------------------------------------------------

                       Comparison of Change in Value of a
                   $10,000 Investment in the UA S&P 500 Index
                     Fund (Class II) and the S&P 500 Index

[Graphic Omitted]
Plot points are as follows:

                      UA S&P 500
                      Index Fund,        S&P 500
                       Class II           Index

3/31/00                 $10,000          $10,000
10/00                     9,608            9,600
10/01                     7,213            7,210
10/02                     6,108            6,120
10/03                     7,369            7,393

** Commenced operations on March 28, 2000.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund's total return would have been lower.

......................................  2  ......................................

.................................................................................

--------------------------------------------------------------------------------
TOP 10 HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

General Electric                   2.90%
Microsoft                          2.82%
Wal-Mart Stores                    2.57%
Pfizer                             2.46%
Citigroup                          2.44%
Exxon Mobil                        2.42%
Intel                              2.15%
American International Group       1.58%
International Business Machines    1.54%
Johnson & Johnson                  1.49%
--------------------------------------------------------------------------------

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of fiscal year-end and may not be representative of the Fund's current or future investments.


DEFINITION OF THE INDEX

THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

"STANDARD & POOR'S(R)", "S&P(R)", "S&P500(R)", "STANDARD & POOR'S 500" AND "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by National City Investment Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

......................................  3  ......................................

STATEMENT OF NET ASSETS
.................................................................................
OCTOBER 31, 2003

UNITED ASSOCIATION S&P 500 INDEX FUND

--------------------------------------------------------------------------------
                                                        Market
Description                             Shares           Value
--------------------------------------------------------------------------------

COMMON STOCK (96.8%)


--------------------------------------------------------------------------------
  AEROSPACE & DEFENSE (1.4%)
--------------------------------------------------------------------------------
  Boeing                                51,740       $   1,991,473
  General Dynamics                      12,133           1,015,532
  Goodrich                               7,234             199,803
  Lockheed Martin                       27,738           1,285,934
  Northrop Grumman                      11,255           1,006,197
  Raytheon                              25,469             674,419
  Rockwell Collins                      11,032             302,828
  United Technologies                   28,842           2,442,629
                                                     -------------
                                                         8,918,815
                                                     -------------

--------------------------------------------------------------------------------
  AIR TRANSPORTATION (0.7%)
--------------------------------------------------------------------------------
  Delta Air Lines                        7,590              98,822
  FedEx                                 18,364           1,391,257
  Honeywell International               52,912           1,619,636
  Southwest Airlines                    48,167             934,440
  Textron                                8,337             414,265
                                                     -------------
                                                         4,458,420
                                                     -------------

--------------------------------------------------------------------------------
  APPAREL/TEXTILES (0.4%)
--------------------------------------------------------------------------------
  Cintas                                10,487             447,375
  Jones Apparel Group                    7,786             268,617
  Liz Claiborne                          6,698             247,089
  Nike, Cl B                            16,225           1,036,778
  Reebok International                   3,634             141,544
  VF                                     6,609             280,552
                                                     -------------
                                                         2,421,955
                                                     -------------

--------------------------------------------------------------------------------
  AUTOMOTIVE (0.8%)
--------------------------------------------------------------------------------
  Cooper Tire & Rubber                   4,535              89,158
  Dana                                   9,143             148,848
  Delphi                                34,470             306,783
  Ford Motor                           112,706           1,367,124
  General Motors                        34,496           1,471,944
  Genuine Parts                         10,701             340,506
  Goodyear Tire & Rubber*               10,785              73,985
  ITT Industries                         5,682             386,319
  Navistar International*                4,204             169,968
  Paccar                                 7,171             566,222
  Visteon                                8,043              51,958
                                                     -------------
                                                         4,972,815
                                                     -------------

--------------------------------------------------------------------------------
                                                        Market
Description                             Shares           Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  BANKS (8.1%)
--------------------------------------------------------------------------------
  AmSouth Bancorp                       21,576       $     509,625
  Bank of America                       91,952           6,963,525
  Bank of New York                      47,390           1,478,094
  Bank One                              69,541           2,952,015
  BB&T                                  33,222           1,284,695
  Charter One Financial                 13,883             443,701
  Comerica                              10,783             555,109
  Fifth Third Bancorp                   35,053           2,031,672
  First Tennessee National               7,741             351,132
  FleetBoston Financial                 64,738           2,614,768
  Golden West Financial                  9,371             941,130
  Huntington Bancshares                 14,070             304,756
  JPMorgan Chase                       125,295           4,498,090
  Keycorp                               25,890             731,393
  Marshall & Ilsley                     13,985             500,943
  Mellon Financial                      26,492             791,316
  National City                         37,784           1,234,025
  North Fork Bancorporation              9,362             364,931
  Northern Trust                        13,583             630,930
  PNC Financial Services Group          17,232             923,118
  Regions Financial                     13,700             503,475
  SouthTrust                            20,765             661,365
  State Street                          20,479           1,072,280
  SunTrust Banks                        17,317           1,161,451
  Synovus Financial                     18,545             511,842
  Union Planters                        12,059             401,203
  US Bancorp                           118,513           3,225,924
  Wachovia                              81,960           3,759,505
  Washington Mutual                     56,800           2,485,000
  Wells Fargo                          103,327          5,819,377
  Zions Bancorporation                   5,521             338,382
                                                     -------------
                                                        50,044,772
                                                     -------------

--------------------------------------------------------------------------------
  BEAUTY PRODUCTS (2.4%)
--------------------------------------------------------------------------------
  Alberto-Culver, Cl B                   3,616             229,254
  Avon Products                         14,532             987,595
  Colgate-Palmolive                     33,100           1,760,589
  Gillette                              62,763           2,002,140
  International Flavors & Fragrances     5,795             191,814
  Kimberly-Clark                        31,170           1,646,088
  Procter & Gamble                      79,766           7,840,200
                                                     -------------
                                                        14,657,680
                                                     -------------


......................................  4  ......................................

.................................................................................

--------------------------------------------------------------------------------
                                                        Market
Description                             Shares           Value
--------------------------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (2.0%)
--------------------------------------------------------------------------------
  Clear Channel Communications          37,830       $   1,544,221
  Comcast, Cl A*                       138,450           4,696,224
  Interpublic Group*                    24,079             358,295
  Omnicom Group                         11,691             932,942
  Time Warner*                         277,634           4,245,024
  Univision Communications, Cl A*       19,811             672,583
                                                     -------------
                                                        12,449,289
                                                     -------------

--------------------------------------------------------------------------------
  BUILDING & CONSTRUCTION (0.4%)
--------------------------------------------------------------------------------
  American Standard*                     4,445             425,386
  Centex                                 3,799             370,402
  KB Home                                2,894             198,210
  Masco                                 28,915             795,163
  Pulte Homes                            3,790             327,873
  Vulcan Materials                       6,251             276,982
                                                     -------------
                                                         2,394,016
                                                     -------------

--------------------------------------------------------------------------------
  BUSINESS SERVICES (2.4%)
--------------------------------------------------------------------------------
  Automatic Data Processing             36,792           1,388,530
  Cendant*                              62,369           1,274,199
  Concord EFS*                          29,947             320,133
  Convergys*                             8,784             141,071
  Deluxe                                 3,271             132,050
  eBay*                                 39,502           2,209,742
  First Data                            45,541           1,625,814
  Fiserv*                               11,908             420,590
  Fluor                                  5,023             186,253
  H&R Block                             11,052             520,439
  Monster Worldwide*                     6,909             175,972
  Paychex                               23,178             902,088
  Robert Half International*            10,484             247,527
  Sabre Holdings                         8,834             193,553
  United Parcel Service, Cl B           69,234           5,020,850
                                                     -------------
                                                        14,758,811
                                                     -------------

--------------------------------------------------------------------------------
  CHEMICALS (1.3%)
--------------------------------------------------------------------------------
  Air Products & Chemicals              13,982             634,923
  Ashland                                4,199             156,371
  Dow Chemical                          56,501           2,129,523
  Eastman Chemical                       4,761             154,542
  Ecolab                                15,979             429,675
  EI du Pont de Nemours                 61,296           2,476,358
  Engelhard                              7,705             220,209
  Great Lakes Chemical                   3,110              66,865


--------------------------------------------------------------------------------
                                                        Market
Description                             Shares           Value
--------------------------------------------------------------------------------
  Hercules*                              6,822       $      71,290
  Monsanto                              16,111             403,580
  PPG Industries                        10,442             601,981
  Rohm & Haas                           13,680             537,624
  Sigma-Aldrich                          4,355             228,420
                                                     -------------
                                                         8,111,361
                                                     -------------

--------------------------------------------------------------------------------
  COMPUTERS & SERVICES (6.0%)
--------------------------------------------------------------------------------
  Apple Computer*                       22,302             510,493
  Autodesk                               6,878             132,402
  Cisco Systems*                       431,804           9,059,248
  Computer Sciences*                    11,512             456,105
  Dell*                                158,026           5,707,899
  Electronic Data Systems               29,506             632,904
  EMC*                                 134,969           1,867,971
  Gateway*                              19,937             100,482
  Hewlett-Packard                      187,828           4,190,443
  International Business Machines      106,443           9,524,520
  Lexmark International*                 7,880             580,047
  NCR*                                   5,832             209,602
  Network Appliance*                    21,033             519,094
  Sun Microsystems*                    198,693             786,824
  Sungard Data Systems*                 17,557             492,474
  Symbol Technologies                   14,185             177,171
  Unisys*                               20,251             311,055
  Yahoo!*                               39,944           1,745,553
                                                     -------------
                                                        37,004,287
                                                     -------------

--------------------------------------------------------------------------------
  CONTAINERS & PACKAGING (0.1%)
--------------------------------------------------------------------------------
  Ball                                   3,477             195,407
  Bemis                                  3,268             151,112
  Pactiv*                                9,689             213,643
  Sealed Air*                            5,222             277,967
                                                     -------------
                                                           838,129
                                                     -------------

--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (3.8%)
--------------------------------------------------------------------------------
  Cooper Industries Ltd, Cl A            5,663             299,573
  Crane                                  3,648             102,509
  Eaton                                  4,620             463,109
  General Electric                     616,375          17,881,039
  Illinois Tool Works                   18,940           1,393,037
  Ingersoll-Rand, Cl A                  10,539             636,555
  Tyco International Ltd               122,883           2,565,797
                                                     -------------
                                                        23,341,619
                                                     -------------


......................................  5  ......................................

STATEMENT OF NET ASSETS
.................................................................................
OCTOBER 31, 2003

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
                                                        Market
Description                              Shares          Value
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  EDUCATION (0.1%)
--------------------------------------------------------------------------------
  Apollo Group, Cl A*                   10,812       $     686,886
                                                     -------------

--------------------------------------------------------------------------------
  ELECTRICAL SERVICES (2.7%)
--------------------------------------------------------------------------------
  AES*                                  38,127             333,611
  Allegheny Energy*                      7,732              81,805
  Ameren                                 9,954             444,446
  American Electric Power               24,301             685,045
  American Power Conversion             12,136             245,511
  Calpine*                              23,566             108,639
  Centerpoint Energy                    18,812             184,546
  Cinergy                               10,920             396,505
  CMS Energy*                            8,864              71,976
  Consolidated Edison                   13,840             560,105
  Constellation Energy Group            10,268             373,447
  Dominion Resources                    19,893           1,225,409
  DTE Energy                            10,351             381,745
  Duke Energy                           55,640           1,009,866
  Edison International*                 20,044             395,067
  Emerson Electric                      25,903           1,469,995
  Entergy                               14,025             755,948
  Exelon                                20,047           1,271,982
  FirstEnergy                           20,034             688,969
  FPL Group                             11,297             720,071
  NiSource                              16,168             334,839
  PG&E*                                 25,349             619,783
  Pinnacle West Capital                  5,615             205,285
  PPL                                   10,871             433,970
  Progress Energy                       14,977             645,509
  Progress Energy*                       7,250                  --
  Public Service Enterprise Group       13,927             569,197
  Sempra Energy                         13,763             382,611
  Southern                              44,819           1,335,606
  TECO Energy                           11,546             151,599
  TXU                                   19,810             452,064
  Xcel Energy                           24,532             402,325
                                                     -------------
                                                        16,937,476
                                                     -------------

--------------------------------------------------------------------------------
  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
--------------------------------------------------------------------------------
  Jabil Circuit*                        12,234             340,717
  Molex                                 11,758             369,084
  Parker Hannifin                        7,270             370,552
  Power-One*                             5,111              46,306
  Sanmina-SCI*                          31,384             331,101

--------------------------------------------------------------------------------
                                                        Market
Description                             Shares           Value
--------------------------------------------------------------------------------
  Solectron*                            51,051       $     282,822
  Thomas & Betts*                        3,597              64,026
                                                     -------------
                                                         1,804,608
                                                     -------------

--------------------------------------------------------------------------------
  ENTERTAINMENT (1.0%)
  Brunswick                              5,570             165,262
  Carnival                              38,733           1,352,169
  Harrah's Entertainment                 6,771             294,538
  Hasbro                                10,687             232,976
  International Game Technology         21,229             695,250
  Mattel                                27,005             522,817
  Walt Disney                          125,759           2,847,184
                                                     -------------
                                                         6,110,196
                                                     -------------

--------------------------------------------------------------------------------
  ENVIRONMENTAL SERVICES (0.2%)
--------------------------------------------------------------------------------
  Allied Waste Industries*              12,881             145,298
  Waste Management                      36,434             944,369
                                                     -------------
                                                         1,089,667
                                                     -------------

--------------------------------------------------------------------------------
  FINANCIAL SERVICES (7.3%)
--------------------------------------------------------------------------------
  American Express                      79,182           3,716,011
  Bear Stearns                           6,134             467,717
  Capital One Financial                 13,981             850,045
  Charles Schwab                        83,322           1,129,846
  Citigroup                            316,887          15,020,444
  Countrywide Financial                  8,366             879,434
  Equifax                                8,633             210,991
  Fannie Mae                            59,911           4,295,020
  Federated Investors                    6,682             184,757
  Franklin Resources                    15,441             732,212
  Freddie Mac                           42,801           2,402,420
  Goldman Sachs Group                   29,165           2,738,593
  Janus Capital Group                   14,720             208,141
  Lehman Brothers Holdings              16,928           1,218,816
  MBNA                                  78,604           1,945,449
  Merrill Lynch                         57,525           3,405,480
  Moody's                                9,179             530,822
  Morgan Stanley                        66,916           3,671,681
  Providian Financial*                  17,851             198,325
  SLM                                   27,738           1,086,220
  T Rowe Price Group                     7,598             312,658
                                                     -------------
                                                        45,205,082
                                                     -------------


......................................  6  ......................................

.................................................................................

--------------------------------------------------------------------------------
                                                        Market
Description                             Shares          Value
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (5.3%)
--------------------------------------------------------------------------------
  Adolph Coors, Cl B                     2,237       $     125,384
  Altria Group                         124,858           5,805,897
  Anheuser-Busch                        50,864           2,505,561
  Archer-Daniels-Midland                39,669             569,250
  Brown-Forman, Cl B                     3,731             314,822
  Campbell Soup                         25,256             654,635
  Coca-Cola                            151,206           7,015,958
  Coca-Cola Enterprises                 27,836             561,174
  ConAgra Foods                         33,035             787,554
  General Mills                         22,926           1,028,231
  Hershey Foods                          8,035             619,498
  HJ Heinz                              21,636             764,400
  Kellogg                               25,115             832,060
  McCormick                              8,581             254,341
  Pepsi Bottling Group                  16,480             367,339
  PepsiCo                              106,162           5,076,667
  RJ Reynolds Tobacco Holdings           5,187             249,132
  Safeway*                              27,156             572,992
  Sara Lee                              47,811             952,873
  Starbucks*                            24,060             760,296
  Supervalu                              8,236             207,712
  Sysco                                 39,966           1,345,256
  UST                                   10,242             348,433
  Wm. Wrigley Jr.                       13,846             780,914
                                                     -------------
                                                        32,500,379
                                                     -------------


--------------------------------------------------------------------------------
  GAS/NATURAL GAS (0.4%)
--------------------------------------------------------------------------------
  Dynegy, Cl A*                         23,048              92,423
  El Paso                               36,945             271,176
  KeySpan                                9,751             340,993
  Kinder Morgan                          7,585             406,177
  Nicor                                  2,709              92,837
  Peoples Energy                         2,256              91,255
  Praxair                               10,026             697,609
  Williams                              31,865             325,023
                                                     -------------
                                                         2,317,493
                                                     -------------

--------------------------------------------------------------------------------
  HOTELS & LODGING (0.2%)
--------------------------------------------------------------------------------
  Hilton Hotels                         23,234             368,027
  Marriott International, Cl A          14,330             619,056
  Starwood Hotels & Resorts Worldwide   12,378             417,510
                                                     -------------
                                                         1,404,593
                                                     -------------


--------------------------------------------------------------------------------
                                                        Market
Description                             Shares           Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS (0.4%)
--------------------------------------------------------------------------------
  Black & Decker                         4,779       $     228,484
  Clorox                                13,334             604,030
  Fortune Brands                         8,935             582,115
  Leggett & Platt                       11,837             247,275
  Maytag                                 4,829             122,657
  Newell Rubbermaid                     16,882             384,910
  Stanley Works                          5,234             174,501
  Tupperware                             3,595              54,105
  Whirlpool                              4,234             298,370
                                                     -------------
                                                         2,696,447
                                                     -------------


--------------------------------------------------------------------------------
  INSURANCE (4.7%)
--------------------------------------------------------------------------------
  ACE Ltd                               17,119             616,284
  Aetna                                  9,467             543,500
  Aflac                                 31,624           1,153,644
  Allstate                              43,294           1,710,113
  AMBAC Financial Group                  6,566             464,479
  American International Group         160,502           9,763,337
  AON                                   19,247             421,509
  Chubb                                 11,533             770,520
  Cigna                                  8,627             492,170
  Cincinnati Financial                   9,869             403,839
  Hartford Financial Services Group     17,374             953,833
  Humana*                                9,945             201,784
  Jefferson-Pilot                        8,723             416,436
  John Hancock Financial Services       17,790             628,876
  Lincoln National                      10,934             436,595
  Loews                                 11,409             490,587
  Marsh & McLennan                      32,769           1,400,875
  MBIA                                   8,916             531,483
  Metlife                               46,765           1,468,421
  MGIC Investment                        6,059             310,887
  Principal Financial Group             19,913             624,273
  Progressive                           13,366             986,411
  Prudential Financial                  33,574           1,297,299
  Safeco                                 8,520             312,684
  St. Paul                              14,015             534,392
  Torchmark                              7,026             308,301
  Travelers Property Casualty, Cl B     61,952           1,014,154
  UnumProvident                         18,208             298,065
  Xl Capital Ltd, Cl A                   8,404             584,078
                                                     -------------
                                                        29,138,829
                                                     -------------


......................................  7  ......................................

STATEMENT OF NET ASSETS
.................................................................................
OCTOBER 31, 2003

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
                                                        Market
Description                             Shares           Value
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  LEASING & RENTING (0.0%)
--------------------------------------------------------------------------------
  Ryder System                           3,903       $     117,090
                                                     -------------

--------------------------------------------------------------------------------
  MACHINERY (0.6%)
--------------------------------------------------------------------------------
  Caterpillar                           21,228           1,555,588
  Cummins                                2,553             121,012
  Deere                                 14,727             892,751
  Dover                                 12,464             486,345
  Pall                                   7,636             178,682
  Rockwell Automation                   11,369             353,008
                                                     -------------
                                                         3,587,386
                                                     -------------

--------------------------------------------------------------------------------
  MEASURING DEVICES (0.7%)
--------------------------------------------------------------------------------
  Agilent Technologies*                 28,995             722,555
  Applera - Applied Biosystems Group    12,856             296,717
  Danaher                                9,423             780,696
  Johnson Controls                       5,509             592,383
  Kla-Tencor*                           11,708             671,220
  Millipore*                             2,994             131,287
  PerkinElmer                            7,797             140,424
  Snap-On                                3,589             105,301
  Tektronix                              5,221             134,023
  Teradyne*                             11,609             264,453
  Thermo Electron*                       9,984             219,448
  Waters*                                7,561             237,642
                                                     -------------
                                                         4,296,149
                                                     -------------



--------------------------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (5.9%)
--------------------------------------------------------------------------------
  Allergan                               8,033             607,456
  AmerisourceBergen                      6,884             390,805
  Amgen*                                79,411           4,904,423
  Anthem*                                8,528             583,571
  Bausch & Lomb                          3,275             157,724
  Baxter International                  37,460             995,687
  Becton Dickinson                      15,623             571,177
  Biogen*                                9,196             372,162
  Biomet                                15,774             565,656
  Boston Scientific*                    25,324           1,714,941
  Cardinal Health                       27,466           1,629,833
  Chiron*                               11,475             626,879
  CR Bard                                3,188             255,199
  Express Scripts*                       4,835             265,538
  Guidant                               18,937             965,976
  HCA                                   30,732           1,175,499
  Health Management Associates, Cl A    14,754             326,801


--------------------------------------------------------------------------------
                                                        Market
Description                             Shares           Value
--------------------------------------------------------------------------------
  IMS Health                            14,710       $     346,126
  Johnson & Johnson                    182,597           9,190,107
  Manor Care                             5,480             182,374
  McKesson                              17,869             540,895
  Medco Health Solutions*               16,637             552,348
  Medtronic                             74,854           3,411,097
  Quest Diagnostics*                     6,471             437,763
  St. Jude Medical*                     10,567             614,577
  Stryker                               12,252             993,760
  Tenet Healthcare*                     28,536             393,797
  UnitedHealth Group                    36,681           1,866,329
  WellPoint Health Networks*             9,032             802,945
  Zimmer Holdings*                      13,962             890,915
                                                     -------------
                                                        36,332,360
                                                     -------------

--------------------------------------------------------------------------------
  METAL / MINING OTHER (0.7%)
--------------------------------------------------------------------------------
  Alcoa                                 52,052           1,643,282
  Allegheny Technologies                 4,995              38,212
  Freeport-McMoRan Copper & Gold        10,360             401,450
  Newmont Mining                        25,105           1,099,097
  Nucor                                  4,811             263,787
  Phelps Dodge*                          5,478             338,212
  United States Steel                    6,354             150,272
  Worthington Industries                 5,287              77,084
                                                     -------------
                                                         4,011,396
                                                     -------------

--------------------------------------------------------------------------------
  MOTORCYCLES, BICYCLES & PARTS (0.1%)
--------------------------------------------------------------------------------
  Harley-Davidson                       18,620             882,774
                                                     -------------

--------------------------------------------------------------------------------
  OFFICE EQUIPMENT & SUPPLIES (0.9%)
--------------------------------------------------------------------------------
  3M                                    48,172           3,799,326
  Avery Dennison                         6,796             357,334
  Pitney Bowes                          14,396             591,675
  Xerox*                                48,651             510,835
                                                     -------------
                                                         5,259,170
                                                     -------------

--------------------------------------------------------------------------------
  PAPER & PAPER PRODUCTS (0.5%)
--------------------------------------------------------------------------------
  Boise Cascade                          3,596             100,868
  Georgia-Pacific                       15,609             410,204
  International Paper                   29,501           1,160,864
  Louisiana-Pacific*                     6,436             122,413
  MeadWestvaco                          12,328             319,542


......................................  8  ......................................

.................................................................................

--------------------------------------------------------------------------------
                                                        Market
Description                                Shares        Value
--------------------------------------------------------------------------------
  Temple-Inland                             3,331    $     179,974
  Weyerhaeuser                             13,484          812,141
                                                     -------------
                                                         3,106,006
                                                     -------------

--------------------------------------------------------------------------------
  PETROLEUM & FUEL PRODUCTS (5.2%)
--------------------------------------------------------------------------------
  Amerada Hess                              5,533          285,613
  Anadarko Petroleum                       15,352          669,654
  Apache                                    9,954          693,993
  Baker Hughes                             20,591          581,902
  BJ Services*                              9,738          319,504
  Burlington Resources                     12,348          600,607
  ChevronTexaco                            65,752        4,885,374
  ConocoPhillips                           41,830        2,390,584
  Devon Energy                             14,266          691,901
  EOG Resources                             7,068          297,846
  Exxon Mobil                             408,310       14,935,980
  Halliburton                              26,942          643,375
  Kerr-McGee                                6,205          257,507
  Marathon Oil                             19,080          564,196
  Nabors Industries Ltd*                    9,011          340,616
  Noble*                                    8,224          282,330
  Occidental Petroleum                     23,548          830,302
  Rowan*                                    5,774          138,287
  Schlumberger Ltd                         35,843        1,683,546
  Sunoco                                    4,733          207,116
  Transocean*                              19,680          377,659
  Unocal                                   15,894          503,522
                                                     -------------
                                                        32,181,414
                                                     -------------

--------------------------------------------------------------------------------
  PHARMACEUTICALS (6.6%)
--------------------------------------------------------------------------------
  Abbott Laboratories                      96,131        4,097,103
  Bristol-Myers Squibb                    119,266        3,025,778
  Eli Lilly                                69,062        4,600,910
  Forest Laboratories*                     22,454        1,122,925
  Genzyme*                                 13,662          627,086
  King Pharmaceuticals*                    14,831          198,735
  Medimmune*                               15,370          409,764
  Merck                                   137,737        6,094,862
  Pfizer                                  479,021       15,137,064
  Schering-Plough                          90,388        1,380,225
  Watson Pharmaceuticals*                   6,628          260,282
  Wyeth                                    81,901        3,615,110
                                                     -------------
                                                        40,569,844
                                                     -------------


--------------------------------------------------------------------------------
                                                        Market
Description                                Shares        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
--------------------------------------------------------------------------------
  Eastman Kodak                            17,627    $     430,628
                                                     -------------

--------------------------------------------------------------------------------
  PRINTING & PUBLISHING (1.4%)
--------------------------------------------------------------------------------
  American Greetings, Cl A*                 4,058           86,557
  Dow Jones                                 5,011          260,422
  Gannett                                  16,593        1,395,637
  Knight-Ridder                             4,946          362,641
  McGraw-Hill                              11,763          787,533
  Meredith                                  3,060          148,471
  New York Times, Cl A                      9,193          436,943
  RR Donnelley & Sons                       6,977          181,402
  Tribune                                  19,299          946,616
  Viacom, Cl B                            107,983        4,305,282
                                                     -------------
                                                         8,911,504
                                                     -------------

--------------------------------------------------------------------------------
  RAILROADS (0.4%)
--------------------------------------------------------------------------------
  Burlington Northern Santa Fe             22,909          662,986
  CSX                                      13,163          418,847
  Norfolk Southern                         24,006          483,721
  Union Pacific                            15,665          980,629
                                                     -------------
                                                         2,546,183
                                                     -------------

--------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS (0.4%)
--------------------------------------------------------------------------------
  Apartment Investment & Management, Cl A   5,789          236,770
  Equity Office Properties Trust           24,544          687,477
  Equity Residential                       16,839          492,541
  Plum Creek Timber                        11,257          296,622
  Prologis                                 11,037          326,033
  Simon Property Group                     11,832          533,387
                                                     -------------
                                                         2,572,830
                                                     -------------

--------------------------------------------------------------------------------
  RETAIL (7.6%)
--------------------------------------------------------------------------------
  Albertson's                              22,573          458,006
  Autonation*                              16,922          316,441
  Autozone*                                 5,505          529,031
  Bed Bath & Beyond*                       18,188          768,261
  Best Buy*                                19,834        1,156,521
  Big Lots*                                 7,182          107,802
  Circuit City Stores                      12,849          122,579
  Costco Wholesale*                        28,121          994,640
  CVS                                      24,283          854,276
  Darden Restaurants                       10,110          211,805


......................................  9  ......................................

STATEMENT OF NET ASSETS
.................................................................................

OCTOBER 31, 2003

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
                                                        Market
Description                                Shares        Value
--------------------------------------------------------------------------------
  Dillard's, Cl A                           5,142    $      83,146
  Dollar General                           20,522          461,129
  Family Dollar Stores                     10,580          461,394
  Federated Department Stores              11,404          542,260
  Gap                                      54,966        1,048,751
  Home Depot                              141,397        5,241,587
  JC Penney                                16,705          395,073
  Kohl's*                                  20,885        1,171,022
  Kroger*                                  46,226          808,493
  Limited Brands                           32,079          564,590
  Lowe's                                   48,203        2,840,603
  May Department Stores                    17,747          496,206
  McDonald's                               78,280        1,957,783
  Nordstrom                                 8,357          254,805
  Office Depot*                            19,063          284,611
  RadioShack                               10,187          305,508
  Sears Roebuck                            17,409          916,236
  Sherwin-Williams                          8,980          301,189
  Staples*                                 30,159          808,864
  Target                                   56,031        2,226,672
  Tiffany                                   8,932          423,823
  TJX                                      31,407          659,233
  Toys "R" Us*                             13,127          170,651
  Wal-Mart Stores                         268,800       15,845,760
  Walgreen                                 63,054        2,195,540
  Wendy's International                     6,981          258,646
  Winn-Dixie Stores                         8,663           70,084
  Yum! Brands*                             18,057          616,466
                                                     -------------
                                                        46,929,487
                                                     -------------

--------------------------------------------------------------------------------
  SEMI-CONDUCTORS/INSTRUMENTS (4.3%)
--------------------------------------------------------------------------------
  Advanced Micro Devices*                  21,346          324,459
  Altera*                                  23,527          475,951
  Analog Devices*                          22,475          996,317
  Applied Materials*                      101,965        2,382,922
  Applied Micro Circuits*                  18,742          109,078
  Broadcom, Cl A*                          18,246          582,960
  Intel                                   400,505       13,236,690
  JDS Uniphase*                            87,987          312,354
  Linear Technology                        19,256          820,498
  LSI Logic*                               23,301          215,301
  Maxim Integrated Products                19,974          992,908
  Micron Technology*                       37,520          538,037
  National Semiconductor*                  11,308          459,444
  Novellus Systems*                         9,314          384,575
  Nvidia*                                   9,786          173,017

--------------------------------------------------------------------------------
                                                        Market
Description                                Shares        Value
--------------------------------------------------------------------------------
  PMC - Sierra*                            10,486    $     190,531
  QLogic*                                   5,798          324,978
  Texas Instruments                       106,509        3,080,240
  Xilinx*                                  20,970          664,749
                                                     -------------
                                                        26,265,009
                                                     -------------

--------------------------------------------------------------------------------
  SOFTWARE (4.5%)
--------------------------------------------------------------------------------
  Adobe Systems                            14,350          629,104
  BMC Software*                            14,006          243,424
  Citrix Systems*                          10,125          255,960
  Computer Associates International        35,613          837,618
  Compuware*                               23,543          132,312
  Electronic Arts*                          9,057          897,005
  Intuit*                                  12,626          631,047
  Mercury Interactive*                      5,306          246,411
  Microsoft                               665,293       17,397,412
  Novell*                                  22,846          134,106
  Oracle*                                 321,990        3,851,000
  Parametric Technology*                   16,381           50,945
  Peoplesoft*                              22,397          464,962
  Siebel Systems*                          30,395          382,673
  Symantec*                                 9,338          622,378
  Veritas Software*                        26,190          946,768
                                                     -------------
                                                        27,723,125
                                                     -------------

--------------------------------------------------------------------------------
  TELEPHONES & TELECOMMUNICATIONS (4.5%)
--------------------------------------------------------------------------------
  ADC Telecommunications*                  49,471          126,151
  Alltel                                   19,183          906,780
  Andrew*                                   9,447          123,567
  AT&T                                     48,483          901,299
  AT&T Wireless Services*                 166,922        1,210,184
  Avaya*                                   25,635          331,717
  BellSouth                               113,652        2,990,184
  CenturyTel                                8,854          316,530
  Ciena*                                   28,980          185,762
  Citizens Communications*                 17,492          217,775
  Comverse Technology*                     11,584          208,975
  Corning*                                 81,900          899,262
  Lucent Technologies*                    255,965          819,088
  Motorola                                143,176        1,937,171
  Nextel Communications, Cl A*             63,708        1,541,734
  Qualcomm                                 48,830        2,319,425
  Qwest Communications International*     104,301          368,183
  SBC Communications                      204,472        4,903,239
  Scientific-Atlanta                        9,166          271,314
  Sprint-FON Group                         55,564          889,024


......................................  10  .....................................

.................................................................................

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

--------------------------------------------------------------------------------
                                                       Market
Description                                Shares       Value
--------------------------------------------------------------------------------
  Sprint-PCS Group*                        63,642    $     276,843
  Tellabs*                                 25,402          191,277
  Verizon Communications                  169,571        5,697,586
                                                     -------------
                                                        27,633,070
                                                     -------------

--------------------------------------------------------------------------------
  WHOLESALE (0.0%)
--------------------------------------------------------------------------------
  W.W. Grainger                             5,618          257,192
                                                     -------------

TOTAL COMMON STOCK
   (Cost $638,708,653)                                 597,876,242
                                                     -------------

EXCHANGE TRADED FUND (1.1%)
  SPDR Trust, Ser 1                        68,000        7,162,440
                                                     -------------

TOTAL EXCHANGE TRADED FUND
   (Cost $6,846,525)                                     7,162,440
                                                     -------------

RIGHTS (0.0%)
  Seagate*                                 15,971            4,537
                                                     -------------

TOTAL RIGHTS
   (Cost $0)                                                 4,537
                                                     -------------

CASH EQUIVALENT (1.9%)
  Goldman Financial Prime Obligation
   Money Market Fund                   11,513,378       11,513,378
                                                     -------------

TOTAL CASH EQUIVALENT
   (Cost $11,513,378)                                   11,513,378
                                                     -------------

TOTAL INVESTMENTS (99.8%)
   (Cost $657,068,556)                                 616,556,597
                                                     -------------

--------------------------------------------------------------------------------
  OTHER ASSETS AND LIABILITIES -- (0.2%)
--------------------------------------------------------------------------------
  Administration Fees Payable                              (10,656)
  Investment Advisory Fees Payable                          (3,997)
  Distribution Fees Payable -- Class II                     (4,467)
  Custodian Fees Payable                                    (1,332)
  Cash Held as Collateral on Open Futures                 (528,000)
  Other Assets and Liabilities, Net                      1,894,355
                                                     -------------

--------------------------------------------------------------------------------
  TOTAL OTHER ASSETS & LIABILITIES                       1,345,903
                                                     -------------

--------------------------------------------------------------------------------

Description                                             Value
--------------------------------------------------------------------------------

NET ASSETS:
  Fund Shares Class I
   (unlimited authorization -- no par value)
   based on 78,887,108 outstanding shares
   of beneficial interest                            $ 879,103,802
  Fund Shares Class II
   (unlimited authorization -- no par value)
   based on 2,046,274 outstanding shares
   of beneficial interest                               15,802,250
  Undistributed net investment income                      875,448
  Accumulated net realized loss on investments
   and futures                                        (237,749,819)
  Net unrealized appreciation on futures                   382,778
  Net unrealized depreciation on investments           (40,511,959)
                                                    --------------

--------------------------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                         $  617,902,500
--------------------------------------------------------------------------------
                                                    ==============

  NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class I
   ($602,288,587 / 78,887,108 shares)                        $7.63
                                                             =====


   NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class II
   ($15,613,913 / 2,046,274 shares)                          $7.63
                                                             =====


* NON-INCOME PRODUCING SECURITY
CL -- CLASS
LTD -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


......................................  11 ......................................

STATEMENT OF OPERATIONS
.....................................................................................................................................

FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2003 AND THE YEAR ENDED APRIL 30, 2003

                                                                                                   UNITED ASSOCIATION
                                                                                                      S&P 500 INDEX
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          5/1/03-                    5/1/02-
                                                                                        10/31/03**                   4/30/03
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends......................................................................       $ 5,504,748              $   11,081,091
   Interest.......................................................................            55,866                     319,332
   Less: Foreign Taxes Withheld...................................................                --                     (41,781)
------------------------------------------------------------------------------------------------------------------------------------
   Total Income...................................................................         5,560,614                  11,358,642
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Administration Fees* .........................................................             63,238                     634,241
   Investment Advisory Fees .......................................................           31,625                      63,396
   Custodian Fees.................................................................            15,812                      31,700
   Distribution Fees -- Class II..................................................             3,587                       7,466
   Transfer Agent Fees............................................................            28,986                          --*
   Professional Fees..............................................................            19,116                          --*
   Printing Fees..................................................................            16,562                          --*
   Trustee Fees...................................................................             3,025                      23,955
   Registration Fees..............................................................             1,815                          --*
   Other Expenses.................................................................             2,882                      27,322*
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses.................................................................           186,648                     788,080
   Less: Investment Advisory Fees Waived..........................................            (7,906)                    (15,844)
        Administration Fees Waived................................................                --                     (93,666)
        Custodian Fees Waived.....................................................            (7,906)                    (15,850)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses...................................................................           170,836                     662,720
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income..........................................................         5,389,778                  10,695,922
------------------------------------------------------------------------------------------------------------------------------------
   Realized and Unrealized Gain (Loss):
   Net Realized Loss on Investments...............................................       (33,964,530)               (115,792,323)
   Net Realized Gain (Loss) on Futures............................................         1,173,594                  (5,043,253)
   Net Change in Unrealized Appreciation (Depreciation) on Investments............       117,178,869                  (4,903,304)
   Net Change in Unrealized Appreciation (Depreciation) on Futures................           (18,110)                  1,855,310
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)........................................        84,369,823                (123,883,570)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations................      $ 89,759,601               $(113,187,648)
====================================================================================================================================

 * See Note 4 in the Notes to Financial Statements.
** The Fund changed its fiscal year from April 30 to October 31 (See Note 1 in Notes to Financial Statements).


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

......................................  12 ......................................

STATEMENT OF CHANGES IN NET ASSETS
.....................................................................................................................................


                                                                                                   UNITED ASSOCIATION
                                                                                                      S&P 500 INDEX
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      5/1/03-         5/1/02-          5/1/01-
                                                                                     10/31/03*        4/30/03          4/30/02
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income......................................................     $   5,389,778  $   10,695,922  $     9,737,803
   Net Realized Loss on Investments...........................................       (33,964,530)   (115,792,323)     (57,415,225)
   Net Realized Gain (Loss) on Futures........................................         1,173,594      (5,043,253)      (1,999,100)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments...........................................................       117,178,869      (4,903,304)     (51,523,842)
   Net Change in Unrealized Appreciation (Depreciation) on Futures............           (18,110)      1,855,310       (1,750,243)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.....................         89,759,601    (113,187,648)    (102,950,607)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income
     Class I..................................................................        (5,080,410)    (10,237,430)      (9,731,105)
     Class II.................................................................          (115,377)       (138,133)         (78,351)
------------------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS..................................        (5,195,787)    (10,375,563)      (9,809,456)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Class I
        Issued................................................................        18,256,975     220,196,379      131,229,410
        In Lieu of Cash Distributions.........................................         5,038,549      10,084,960        9,646,985
        Redeemed..............................................................       (91,708,487)   (206,979,415)    (179,776,806)
                                                                                   -------------  --------------    -------------
        Net Class I Capital Share Transactions................................       (68,412,963)     23,301,924      (38,900,411)
------------------------------------------------------------------------------------------------------------------------------------
     Class II
        Issued................................................................         1,746,052       8,037,630        4,682,699
        In Lieu of Cash Distributions.........................................           114,751         137,348           78,005
        Redeemed..............................................................          (992,621)       (851,438)      (2,275,163)
                                                                                   -------------  --------------    -------------
        Net Class II Capital Share Transactions...............................           868,182       7,323,540        2,485,541
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS......       (67,544,781)     30,625,464      (36,414,870)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS....................................        17,019,033     (92,937,747)    (149,174,933)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ......................................................        600,883,467     693,821,214      842,996,147
   End of Period..............................................................     $ 617,902,500   $ 600,883,467    $ 693,821,214
====================================================================================================================================
SHARE TRANSACTIONS:
     Class I
        Issued................................................................         2,541,013      30,601,478       15,869,686
        In Lieu of Cash Distributions.........................................           704,746       1,578,143        1,174,688
        Redeemed..............................................................       (12,606,055)    (31,796,526)     (21,395,656)
                                                                                   -------------  --------------    -------------
        Net Increase (Decrease) in Shares Outstanding from
        Class I Share Transactions............................................        (9,360,296)        383,095       (4,351,282)
------------------------------------------------------------------------------------------------------------------------------------
     Class II
        Issued................................................................           242,599       1,232,599          557,371
        In Lieu of Cash Distributions.........................................            16,054          21,752            9,518
        Redeemed..............................................................          (138,046)       (123,889)        (275,700)
                                                                                    -------------  --------------    -------------
       Net Increase in Shares Outstanding from Class II Share Transactions...            120,607       1,130,462         291,189
------------------------------------------------------------------------------------------------------------------------------------

* The Fund changed its fiscal year from April 30 to October 31 (See Note 1 in Notes to Financial Statements).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

......................................  13 ......................................

FINANCIAL HIGHLIGHTS
.....................................................................................................................................

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


-----------------------------------------------------------------------------------------------------------------------------
                                   Net Realized
                                        and
            Net Asset               Unrealized                Dividends  Distributions
             Value,        Net         Gains        Total     from Net     from Net       Total      Net Asset
            Beginning  Investment   (Losses) on     from     Investment    Realized   Dividends and Value, End      Total
            of Period    Income     Investments  Operations    Income        Gain     Distributions  of Period     Return+
-----------------------------------------------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I
-----------------------------------------------------------------------------------------------------------------------------
  2003 (4)  $ 6.66          $0.06       $ 0.97       $ 1.03       $(0.06)     $   --       $(0.06)       $7.63        15.54%
-----------------------------------------------------------------------------------------------------------------------------
  2003 (3)    7.83           0.11        (1.17)       (1.06)       (0.11)         --        (0.11)        6.66       (13.50)
-----------------------------------------------------------------------------------------------------------------------------
  2002        9.09           0.11        (1.26)       (1.15)       (0.11)      (0.00)(2)    (0.11)        7.83       (12.71)
-----------------------------------------------------------------------------------------------------------------------------
  2001       10.54           0.11        (1.45)       (1.34)       (0.11)      (0.00)(2)    (0.11)        9.09       (12.74)
-----------------------------------------------------------------------------------------------------------------------------
  2000*      10.00           0.01         0.53        (0.54)          --          --           --        10.54         5.40
-----------------------------------------------------------------------------------------------------------------------------


CLASS II
-----------------------------------------------------------------------------------------------------------------------------
  2003 (4)  $ 6.66          $0.06       $ 0.97       $ 1.03       $(0.06)     $   --       $(0.06)       $7.63        15.51%
-----------------------------------------------------------------------------------------------------------------------------
  2003 (3)    7.82           0.11        (1.17))      (1.06)       (0.10)         --        (0.10)        6.66       (13.45)
-----------------------------------------------------------------------------------------------------------------------------
  2002        9.09           0.10        (1.26)       (1.16)       (0.11)      (0.00)(2)    (0.11)        7.82       (12.86)
-----------------------------------------------------------------------------------------------------------------------------
  2001       10.53           0.11        (1.44)       (1.33)       (0.11)      (0.00)(2)    (0.11)        9.09       (12.69)
-----------------------------------------------------------------------------------------------------------------------------
  2000**     11.05             --        (0.52)       (0.52)          --          --           --        10.53        (4.71)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                Ratio of
                                                Expenses        Ratio of Net
                                Ratio of       to Average        Investment
              Net Assets        Expenses       Net Assets          Income       Portfolio
             End of Period     to Average      (Excluding        to Average     Turnover
                (000)          Net Assets        Waivers)        Net Assets       Rate
-----------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 Index Fund

Class I
-----------------------------------------------------------------------------------------
  2003 (4)    $602,289           0.05%(1)        0.06%(1)          1.71%(1)         3%
-----------------------------------------------------------------------------------------
  2003 (3)     588,058           0.10            0.12              1.68            32
-----------------------------------------------------------------------------------------
  2002         687,601           0.10            0.12              1.28            15
-----------------------------------------------------------------------------------------
  2001         838,417           0.12            N/A               1.17             9
-----------------------------------------------------------------------------------------
  2000*        579,314           0.13(1)         N/A               0.97(1)          2
-----------------------------------------------------------------------------------------

CLASS II
-----------------------------------------------------------------------------------------
  2003 (4)     $15,614           0.10%(1)        0.11%(1)          1.66%(1)         3%
-----------------------------------------------------------------------------------------
  2003 (3)      12,825           0.19            0.21              1.61            32
-----------------------------------------------------------------------------------------
  2002           6,220           0.15            0.22              1.24            15
-----------------------------------------------------------------------------------------
  2001           4,759           0.15            0.22              1.14             9
-----------------------------------------------------------------------------------------
  2000**           403           0.15(1)         0.21(1)           0.99(1)          2
-----------------------------------------------------------------------------------------



 * Commenced operations March 1, 2000. All ratios for the period have been annualized.
** Commenced operations March 28, 2000. All ratios for the period have been annualized.
 + Total return is for the period indicated and has not been annualized.
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Annualized.
(2) The amount represents less than $0.01 per share.
(3) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P
500 Index Fund acquired the assets of the Financial Investors Trust United
Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds.
The operations of the Advisors' Inner Circle Fund United Association S&P 500
Index Fund prior to the acquisition were those of the predecessor fund, the
Financial Investors Trust United Association S&P 500 Index Fund.
See note 1 in the Notes to Financial Statements.
(4) For the six month period ended October 31, 2003. The Fund changed its fiscal year end from April 30 to October 31 (See Note 1 in Notes to Financial
Statements).

     Amounts designated as "--" are either $0 or have been rounded to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


......................................  14 ......................................

NOTES TO FINANCIAL STATEMENTS
.................................................................................

OCTOBER 31, 2003


1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On February 14, 2003, the shareholders of the United Association S&P 500 Index Fund (the "former UA Fund"), a series of the Financial Investors Trust, voted to approve a tax-free reorganization of the former UA Fund through a transfer of assets and liabilities to The Advisors' Inner Circle Fund United Association S&P 500 Index Fund. The reorganization took place on March 10, 2003. The Portfolio recently changed its fiscal year end from April 30 to October 31.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available, of which there were none as of October 31, 2003, are valued at fair value in accordance with procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

CLASSES: Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

A summary of the open long S&P 500 Index contracts held by the Fund at October 31, 2003, is as follows:

       NUMBER OF     CONTRACT                     UNREALIZED
       CONTRACTS       VALUE      EXPIRATION     APPRECIATION
       ---------    -----------   ----------     ------------
          46        $12,069,250    12/20/03        $382,778

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.


......................................  15 ......................................

.................................................................................
OCTOBER 31, 2003

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund. The Custodian has voluntarily agreed to waive the portion of custodian fees that exceed 0.0025% of the average net assets of the Fund.


4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the average daily net assets of the Fund, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

Prior to the reorganization of the Fund, the Fund had an agreement with its previous administrator, ALPS Mutual Funds Services, Inc. ("ALPS") to provide administrative services to the Fund at the following annual rates:

     0.120% on the first $500 million in Fund assets
     0.085% on the next $500 million in Fund assets
     0.060% on the next $1.5 billion in Fund assets
     0.040% on all Fund assets in excess of $2.5 billion in Fund assets

ALPS voluntarily agreed to waive a portion of the administration fee. According to the agreement with the previous administrator, the administration fee included costs of fund accounting, transfer agency, shareholder servicing, printing, registration, legal and audit fees. Effective March 10, 2003, these costs are incurred separately from the administration fee that is paid to the current Administrator. For reporting purposes, these costs are included in Other Expenses in the Statements of Operations for the fiscal year ended April 30, 2003.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust. Prior to the reorganization of the Fund, ALPS served as the transfer agent.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.10% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. Prior to the reorganization, the Fund had a similar agreement with its previous distributor, Alps Distributors Inc. ("ADI") for which ADI received a fee up to 0.10% of Class II's average daily net assets.


5. INVESTMENT ADVISORY AGREEMENT:

The Trust and National City Investment Management Company ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of the Fund's average net assets up to $2.5 billion, and 0.005% of the Fund's average net assets in excess of $2.5 billion. The Adviser has voluntarily agreed to waive the portion of the management fee that exceeds 0.0075% of the average net assets of the Fund.

......................................  16 ......................................

.................................................................................


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six month period ended October 31, 2003, were as follows:

Purchases          $15,674,906

Sales              $90,511,846

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund maintains an April 30 fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2003 financial statements, with respect to federal income tax disclosure, are based on the facts as of this date and are subject to change.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences, of which there were none at October 31, 2003, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. As of October 31, 2003, there were no permanent book and tax basis differences.

The tax character of dividends and distributions paid during the periods noted below were as follows:

               ORDINARY        LONG TERM
                INCOME        CAPITAL GAIN       TOTAL
              -----------     ------------    -----------
2003(1)       $ 5,195,787          --         $ 5,195,787
2003(2)        10,375,563          --          10,375,563
2002(3)         9,809,456          --           9,809,456

(1) For the period from May 1, 2003 to October 31, 2003.
(2) For the period from May 1, 2002 to April 30, 2003.
(3) For the period from May 1, 2001 to April 30, 2002.


As of October 31, 2003, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income                  $ 875,452
Capital Loss Carryforwards                  (215,594,374)
Unrealized Depreciation                      (62,284,447)
Other Temporary Differences                         (183)
                                           --------------
Total Accumulated Losses                   $(277,003,552)

Post-October losses represent losses realized on investment transactions from November 1, 2002, through October 31, 2003, that, in accordance with Federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2003, the Fund had the following capital loss carryforwards:

                                                              TOTAL CAPITAL
                                                                  LOSS
   EXPIRES        EXPIRES         EXPIRES        EXPIRES       CARRYFORWARD
    2012            2011           2010           2009           10/31/03
 -----------    -----------     -----------    ----------     -------------
 $61,923,586    $99,062,335     $52,912,607    $1,695,846      $215,594,374

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2003, were as follows:

        FEDERAL      APPRECIATED     DEPRECIATED    NET UNREALIZED
       TAX COST       SECURITIES     SECURITIES      DEPRECIATION
     ------------    -----------    -------------   --------------
     $678,841,044    $97,626,488    $(159,910,935)    $(62,284,447)

......................................  17 ......................................

INDEPENDENT AUDITORS' REPORT
.................................................................................



To the Shareholders and Board of Trustees of United Association S&P 500 Index Fund of
The Advisors' Inner Circle Fund:


We have audited the accompanying statements of net assets of the United Association S&P 500 Index Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods ended October 31, 2003 and April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 2002 and the financial highlights for each of the years or period ended April 30, 2002, and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated June 3, 2002.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the United Association S&P 500 Index Fund of The Advisors' Inner Circle Fund as of October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods ended October 31, 2003 and April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP [signature omitted]



Philadelphia, Pennsylvania
December 23, 2003

......................................  18 ......................................

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)
.................................................................................


Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                     TERM OF                                             IN THE ADVISORS'       OTHER
                     POSITION(S)   OFFICE AND                                           INNER CIRCLE FUND    DIRECTORSHIPS
    NAME, ADDRESS,    HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD       HELD BY
         AGE(1)       THE TRUST    TIME SERVED(2)         DURING PAST 5 YEARS                MEMBER          BOARD MEMBER(3)
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY         Trustee     (Since 1993)    Vice Chairman of Ameritrust Texas N.A.      45     Trustee of The Arbor Funds,
76 yrs. old                                        1989-1992, and MTrust Corp., 1985-1989.            The MDL Funds and The
                                                                                                      Expedition Funds.
--------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON    Trustee     (Since 1993)    Pennsylvania State University,              45     Member and Treasurer,
76 yrs. old                                        Senior Vice President, Treasurer                   Board of Trustees of Grove
                                                   (Emeritus); Financial and Investment               City College. Trustee of The
                                                   Consultant, Professor of Transportation            Arbor Funds, The MDL Funds
                                                   since 1984; Vice President-Investments,            and The Expedition Funds.
                                                   Treasurer, Senior Vice President
                                                   (Emeritus), 1982-1984. Director,
                                                   Pennsylvania Research Corp.
--------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS       Trustee     (Since 1993)    Private investor from 1987 to present.      45     Trustee of The Arbor Funds,
74 yrs. old                                        Vice President and Chief Financial                 The MDL Funds and The
                                                   Officer, Western Company of North                  Expedition Funds.
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz Brewing
                                                   Company before 1978.
--------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY        Trustee     (Since 1994)    Partner, Dechert (law firm),                45     Trustee of The Arbor Funds,
72 yrs. old                                        September 1987-December 1993.                      The MDL Funds, The Expedition
                                                                                                      Funds, SEI Asset Allocation
                                                                                                      Trust, SEI Daily Income Trust,
                                                                                                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, State
                                                                                                      Street Research Funds and
                                                                                                      Massachusetts Health and
                                                                                                      Education Tax-Exempt Trust.

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


......................................  19 ......................................

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED) (CONTINUED)
.....................................................................................................................................


                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                       TERM OF                                       IN THE ADVISORS'         OTHER
                        POSITION(S)   OFFICE AND                                    INNER CIRCLE FUND     DIRECTORSHIPS
    NAME, ADDRESS,       HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD         HELD BY
         AGE(1)          THE TRUST   TIME SERVED(2)     DURING PAST 5 YEARS              MEMBER           BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
GEORGE J. SULLIVAN, JR.   Trustee    (Since 1999)  Chief Executive Officer, Newfound       45     Trustee, Navigator Securities
61 yrs. old                                        Consultants Inc. since April 1997.             Lending Trust, since 1995.
                                                   General Partner, Teton Partners,               Trustee of The Arbor Funds,
                                                   L.P., June 1991-December 1996; Chief           The MDLFunds, The Expedition
                                                   Financial Officer, Nobel Partners, L.P.,       Funds, SEI Asset Allocation Trust,
                                                   March 1991-December 1996; Treasurer            SEI Daily Income Trust, SEI
                                                   and Clerk, Peak Asset Management, Inc.,        Index Funds, SEI Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments Trust,
                                                                                                  SEI Institutional Managed Trust,
                                                                                                  SEI Liquid Asset Trust and
                                                                                                  SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER          Chairman   (Since 1991)  Currently performs various services on  45     Trustee of The Arbor Funds,
57 yrs. old             of the Board               behalf of SEI Investments for which            Bishop Street Funds, The
                         of Trustees               Mr. Nesher is compensated. Executive           Expedition Funds, The MDL Funds,
                                                   Vice President of SEI Investments,             SEI Asset Allocation Trust, SEI
                                                   1986-1994. Director and Executive Vice         Daily Income Trust, SEI Index
                                                   President of the Administrator and the         Funds, SEI International Trust,
                                                   Distributor, 1981-1994.                        SEI Institutional Investments
                                                                                                  Trust, SEI Institutional Managed
                                                                                                  Trust, SEI Liquid Asset Trust,
                                                                                                  SEI Tax Exempt Trust, SEI
                                                                                                  Opportunity Master Fund, L.P.,
                                                                                                  SEI Opportunity Fund, L.P.,
                                                                                                  SEI Absolute Return Master
                                                                                                  Fund, L.P. and SEI Absolute
                                                                                                  Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN          Trustee     (Since 1992) Partner, Morgan, Lewis & Bockius LLP    45     Trustee of The Arbor Funds,
1701 Market Street,                                (law firm), counsel to the Trust, SEI          The MDL Funds, The Expedition
Philadelphia, PA 19103                             Investments, the Administrator and the         Funds, SEI Asset Allocation Trust,
63 yrs. old                                        Distributor. Director of SEI Investments       SEI Daily Income Trust, SEI
                                                   since 1974; Secretary of SEI Investments       Index Funds, SEI Institutional
                                                   since 1978.                                    International Trust, SEI
                                                                                                  Institutional Investments Trust,
                                                                                                  SEI Institutional Managed Trust,
                                                                                                  SEI Liquid Asset Trust and
                                                                                                  SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive,
  Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange
  Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


......................................  20 ......................................



.....................................................................................................................................


                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                       TERM OF                                                  IN THE ADVISORS'         OTHER
                        POSITION(S)   OFFICE AND                                               INNER CIRCLE FUND     DIRECTORSHIPS
    NAME, ADDRESS,       HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD         HELD BY
         AGE(1)          THE TRUST   TIME SERVED        DURING PAST 5 YEARS                         MEMBER           BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
JAMES F. VOLK, CPA       President    (Since 2003)      Senior Operations Officer, SEI                N/A                  N/A
41 yrs. old                                             Investments, Fund Accounting and
                                                        Administration (1996-present); Assistant
                                                        Chief Accountant for the Securities and
                                                        Exchange Commission's Division of
                                                        Investment Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA   Controller   (Since 2001)      Director, SEI Investments, Fund Accounting    N/A                  N/A
34 yrs. old               and Chief                     and Administration since November 1999;
                      Financial Officer                 Audit Manager, Ernst & Young LLP from
                                                        1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN            Co-Controller (Since 2003)      Director, SEI Investments, Fund Accounting    N/A                  N/A
39 yrs. old             and Co-Chief                    and Administration since June 2001. From
                      Financial Officer                 March 2000 to 2001, Vice President of Funds
                                                        Administration for J.P. Morgan Chase & Co.
                                                        From 1997 to 2000, Vice President of Pension
                                                        and Mutual Fund Accounting for Chase
                                                        Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI     Vice President (Since 2000)      Vice President and Assistant Secretary        N/A                  N/A
35 yrs. old            and Secretary                    of SEI Investments Global Funds Services
                                                        and SEI Investments Distribution Co.
                                                        since 2000; Vice President, Merrill Lynch
                                                        & Co. Asset Management Group
                                                        from 1998-2000; Associate at Pepper
                                                        Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN   Vice President (Since 2001)      Vice President and Assistant Secretary        N/A                  N/A
41 yrs. old                 and                         of SEI Investments Global Funds Services
                     Assistant Secretary                and SEI Investments Distribution Co.
                                                        since January 2001; Shareholder/Partner,
                                                        Buchanan Ingersoll Professional
                                                        Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive,
  Oaks, Pennsylvania 19456.


......................................  21 ......................................

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED) (CONTINUED)
.....................................................................................................................................


                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                       TERM OF                                                  IN THE ADVISORS'         OTHER
                        POSITION(S)   OFFICE AND                                               INNER CIRCLE FUND     DIRECTORSHIPS
    NAME, ADDRESS,       HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD         HELD BY
         AGE(1)          THE TRUST   TIME SERVED        DURING PAST 5 YEARS                         MEMBER           BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS (CONTINUED)
-------------------
LYDIA A. GAVALIS      Vice President  (Since 1998)      Vice President and Assistant Secretary        N/A                N/A
39 yrs. old                and                          of SEI Investments, SEI Investments
                     Assistant Secretary                Global Funds Services and SEI
                                                        Investments Distribution Co. since 1998;
                                                        Assistant General Counsel and Director
                                                        of Arbitration, Philadelphia Stock
                                                        Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO      Vice President  (Since 2000)      Vice President and Assistant Secretary        N/A                N/A
35 yrs. old                and                          of SEI Investments Global Funds Services
                     Assistant Secretary                and SEI Investments Distribution Co.
                                                        since 1999; Associate, Dechert (law firm)
                                                        from 1997-1999; Associate, Richter,
                                                        Miller & Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.           Vice President (Since 2000)      Vice President and Assistant Secretary        N/A                N/A
MCCULLOUGH                  and                         of SEI Investments Global Funds Services
43 yrs. old         Assistant Secretary                 and SEI Investments Distribution Co.
                                                        since 1999; Associate at White and
                                                        Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH          Vice President (Since 2001)      Vice President and Assistant Secretary        N/A                N/A
32 yrs. old                 and                         of SEI Investments Global Funds Services
                    Assistant Secretary                 and SEI Investments Distribution Co.
                                                        since 2001; Associate at Howard Rice
                                                        Nemorvoski Canady Falk & Rabkin from
                                                        1998-2001; Associate at Seward & Kissel
                                                        from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA            Vice President (Since 2002)      Middle Office Compliance Officer at SEI       N/A                N/A
40 yrs. old                 and                         Investments since 2000; Supervising
                    Assistant Secretary                 Examiner at Federal Reserve Bank of
                                                        Philadelphia from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT           Vice President (Since 2003)      Employed by SEI Investments Company           N/A                N/A
42 yrs. old                 and                         since 2003; Associate at Drinker Biddle
                    Assistant Secretary                 & Reath from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive,
  Oaks, Pennsylvania 19456.

......................................  22 ......................................

NOTICE TO SHAREHOLDERS
(UNAUDITED)
.................................................................................
OCTOBER 31, 2003

For shareholders that do not have an October 31, 2003 year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.




                                                                                                                     QUALIFYING
                              LONG-TERM                                                                               DIVIDEND
                             (20% RATE)         ORDINARY                                                               INCOME
                            CAPITAL GAIN         INCOME         TAX-EXEMPT           TOTAL          QUALIFYING      (15% TAX RATE
FUND                        DISTRIBUTION      DISTRIBUTIONS      INTEREST        DISTRIBUTIONS     DIVIDENDS(1)     FOR QDI) (2)
----                        ------------      -------------     ----------       -------------     ------------     -------------
United Association
S&P 500 Index Fund              0.00%            100.00%           0.00%            100.00%           99.98%           100.00%


-----------------------------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Fund to designate the maximum amount permitted by the law.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

......................................  23 ......................................

                                  [Blank Page]

                                  [Blank Page]

--------------------------------------------------------

INVESTMENT ADVISER:
National City Investment
Management Company
1900 East Ninth Street
Cleveland, OH 44114

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

INDEPENDENT AUDITORS:
KPMG LLP
1601 Market Street
Philadelphia, PA 19103

CUSTODIAN:
National City Bank
629 Euclid Avenue
Cleveland, OH 44144

UA-AR-002-0100
--------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        ------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.